Expense Example, No Redemption - Spirit of America Energy Fund - Class C	Mar. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 226
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	$ 2,565